Income tax - Curent and deferred (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)
Income tax
Current tax expense	$ 7,918	¥ 51,060	¥ 48,239	¥ 50,000
Deferred tax expense/(benefit)	(164)	(1,060)	(912)	8,398
Total income tax expense	$ 7,754	¥ 50,000	¥ 47,327	¥ 58,398